Schedule of Investments (unaudited)	iShares® Global REIT ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.6%
BWP Trust	1,023,209	$3,090,844
Centuria Industrial REIT	956,508	2,689,943
Charter Hall Long Wale REIT	1,120,625	4,046,643
Charter Hall Retail REIT	1,019,368	2,779,483
Cromwell Property Group	3,193,613	2,053,147
Dexus/AU	2,276,322	17,195,451
GPT Group (The)	4,108,594	14,087,154
Mirvac Group	8,335,451	17,495,286
National Storage REIT	2,394,418	3,758,079
Scentre Group	10,746,337	20,517,348
Shopping Centres Australasia Property Group	2,360,684	4,260,549
Stockland	5,071,349	16,401,334
Vicinity Centres	7,928,100	9,059,342
Waypoint REIT	1,651,710	3,192,130
		120,626,733
Belgium — 1.4%
Aedifica SA	75,500	10,815,900
Ascencio	11,474	680,544
Befimmo SA	47,555	2,015,571
Cofinimmo SA	61,937	10,009,096
Intervest Offices & Warehouses NV	52,162	1,538,044
Leasinvest Real Estate SCA	5,602	453,214
Montea NV	25,358	3,399,143
Retail Estates NV	22,165	1,795,967
Warehouses De Pauw CVA	292,672	12,587,311
Xior Student Housing NV(a)	44,087	2,850,251
		46,145,041
Canada — 3.3%
Allied Properties REIT	266,773	9,774,121
Artis REIT	220,181	2,071,918
Boardwalk REIT	79,502	2,910,910
Canadian Apartment Properties REIT	360,075	17,995,092
Choice Properties REIT	538,987	6,350,680
Cominar REIT	350,600	3,214,864
Crombie REIT	194,021	2,853,707
Dream Industrial REIT	378,890	4,874,306
Dream Office REIT	77,831	1,392,424
First Capital Real Estate Investment Trust	457,096	6,631,483
Granite REIT	124,130	8,594,381
H&R Real Estate Investment Trust	623,764	8,414,514
InterRent REIT	270,783	3,902,435
Killam Apartment REIT	211,616	3,511,102
NorthWest Healthcare Properties REIT	329,797	3,449,704
RioCan REIT	666,582	12,069,644
SmartCentres Real Estate Investment Trust	273,548	6,612,863
Summit Industrial Income REIT	327,635	4,981,754
WPT Industrial Real Estate Investment Trust	143,055	2,709,462
		112,315,364
China — 0.0%
Yuexiu REIT	2,882,000	1,440,627

France — 2.0%
Carmila SA	81,937	1,156,346
Covivio	105,522	9,912,889
Gecina SA	108,619	17,225,998
ICADE	71,902	6,572,539
Klepierre SA	386,441	9,356,484
Mercialys SA	128,653	1,558,428
Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield(b)	284,280	$23,662,272
		69,444,956
Germany — 0.3%
alstria office REIT-AG	386,772	8,183,012
Hamborner REIT AG	154,935	1,707,180
		9,890,192
Hong Kong — 1.3%
Champion REIT	4,186,000	2,377,811
Hui Xian Real Estate Investment Trust(a)	5,069,000	1,356,469
Link REIT	4,385,900	41,913,187
		45,647,467
Ireland — 0.1%
Hibernia REIT PLC	1,409,842	2,184,231
Irish Residential Properties REIT PLC	970,777	1,773,439
		3,957,670
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(b)	143,206	689,219

Japan — 8.4%
Activia Properties Inc.	1,458	6,622,956
Advance Residence Investment Corp.	2,706	9,233,167
AEON REIT Investment Corp.	3,293	4,790,605
Comforia Residential REIT Inc.	1,338	4,275,597
Daiwa House REIT Investment Corp.	4,237	12,614,804
Daiwa Office Investment Corp.	570	4,112,562
Daiwa Securities Living Investments Corp.	4,249	4,664,988
Frontier Real Estate Investment Corp.	964	4,470,394
Fukuoka REIT Corp.	1,538	2,585,042
Global One Real Estate Investment Corp.	2,081	2,403,708
GLP J-REIT	8,641	15,477,476
Heiwa Real Estate REIT Inc.	1,790	2,851,569
Hoshino Resorts REIT Inc.	455	2,894,118
Hulic Reit Inc.	2,583	4,569,990
Ichigo Office REIT Investment Corp.	2,488	2,253,478
Industrial & Infrastructure Fund Investment Corp.	3,964	7,683,345
Invincible Investment Corp.	10,253	4,028,076
Japan Excellent Inc.	2,625	3,653,592
Japan Hotel REIT Investment Corp.	9,457	5,766,947
Japan Logistics Fund Inc.	1,860	5,643,863
Japan Metropolitan Fund Invest	14,469	15,156,790
Japan Prime Realty Investment Corp.	1,854	7,251,429
Japan Real Estate Investment Corp.	2,737	17,189,583
Kenedix Office Investment Corp.	798	5,884,443
Kenedix Residential Next Investment Corp.	2,084	4,511,601
Kenedix Retail REIT Corp.	1,223	3,394,445
LaSalle Logiport REIT	3,771	6,909,175
Mitsubishi Estate Logistics REIT Investment Corp.	790	3,642,138
Mitsui Fudosan Logistics Park Inc.	1,059	5,927,041
Mori Hills REIT Investment Corp.	3,333	4,902,317
Mori Trust Sogo REIT Inc.	2,131	3,074,339
Nippon Accommodations Fund Inc.	981	6,004,374
Nippon Building Fund Inc.	3,122	20,176,388
Nippon Prologis REIT Inc.	4,669	15,592,418
Nippon REIT Investment Corp.	909	3,770,793
Nomura Real Estate Master Fund Inc.	9,427	14,979,267
NTT UD REIT Investment Corp.	2,673	3,881,841
Orix JREIT Inc.	5,530	10,551,699
Sekisui House Reit Inc.	8,477	7,467,754
Tokyu REIT Inc.	1,892	3,524,406

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
United Urban Investment Corp.	6,213	$9,139,190
		283,527,708
Malaysia — 0.1%
Axis Real Estate Investment Trust	2,439,500	1,109,915
IGB REIT	3,716,700	1,470,827
Sunway REIT	4,322,100	1,445,621
		4,026,363
Mexico — 0.4%
Concentradora Fibra Danhos SA de CV	516,515	602,758
Fibra Uno Administracion SA de CV	6,317,513	6,886,783
Macquarie Mexico Real Estate Management SA de CV(c)	1,523,650	1,859,953
PLA Administradora Industrial S. de RL de CV(a)	1,663,609	2,630,017
Prologis Property Mexico SA de CV	952,348	2,085,418
		14,064,929
Netherlands — 0.2%
Eurocommercial Properties NV	100,542	2,522,140
NSI NV	41,814	1,738,544
Vastned Retail NV	38,442	1,148,931
Wereldhave NV	84,761	1,399,170
		6,808,785
New Zealand — 0.2%
Goodman Property Trust	2,301,828	3,905,586
Kiwi Property Group Ltd.	3,310,149	2,689,221
		6,594,807
Saudi Arabia — 0.1%
Al Maather REIT Fund	84,280	213,486
Al Rajhi REIT	251,575	828,641
Alahli REIT Fund 1	103,969	339,516
Alkhabeer REIT	96,732	254,293
Jadwa REIT Saudi Fund	291,974	1,222,267
Musharaka Real Estate Income Fund, NVS	154,798	456,058
Riyad REIT Fund	332,148	914,717
Sedco Capital REIT Fund	91,867	336,075
		4,565,053
Singapore — 2.9%
Ascendas REIT	6,883,014	15,839,482
Ascott Residence Trust	3,772,032	2,868,807
CapitaLand China Trust	2,237,930	2,312,293
CapitaLand Integrated Commercial Trust	9,183,226	14,551,511
CDL Hospitality Trusts(a)	1,670,100	1,489,941
First REIT	2,601,200	508,740
Fortune REIT	2,848,000	3,095,062
Frasers Centrepoint Trust	2,262,470	4,042,103
Frasers Logistics & Commercial Trust	5,757,800	6,448,596
Keppel DC REIT	2,669,433	5,197,111
Keppel REIT(a)	4,469,700	3,962,148
Manulife US Real Estate Investment Trust	3,233,700	2,459,177
Mapletree Commercial Trust	4,620,391	7,355,968
Mapletree Industrial Trust	3,892,910	8,619,557
Mapletree Logistics Trust	6,032,417	9,392,286
Mapletree North Asia Commercial Trust(a)	4,806,000	3,583,354
Parkway Life REIT	811,400	2,778,623
Sasseur Real Estate Investment Trust	1,183,600	829,861
Suntec REIT	4,395,700	4,730,389
		100,065,009
South Africa — 0.5%
Attacq Ltd.(a)(b)	1,594,810	723,862
Security	Shares	Value

South Africa (continued)
Emira Property Fund Ltd.	803,059	$505,911
Equites Property Fund Ltd.	1,195,710	1,522,594
Growthpoint Properties Ltd.	7,346,649	7,396,166
Hyprop Investments Ltd.	656,919	1,103,440
Redefine Properties Ltd.(b)	10,261,189	2,934,520
SA Corporate Real Estate Ltd.	2,912,169	407,470
Stor-Age Property REIT Ltd.	782,132	720,083
Vukile Property Fund Ltd.	1,889,463	1,357,976
		16,672,022
Spain — 0.5%
Inmobiliaria Colonial Socimi SA	705,673	7,525,567
Lar Espana Real Estate Socimi SA	133,137	838,628
Merlin Properties Socimi SA	697,556	7,823,815
		16,188,010
Thailand — 0.0%
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F(a)	3,508,102	1,440,918

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS(b)	533,244	114,479
Akmerkez Gayrimenkul Yatirim Ortakligi AS	13,963	66,120
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	4,125,147	891,024
Halk Gayrimenkul Yatirim Ortakligi AS	454,294	120,102
Is Gayrimenkul Yatirim Ortakligi AS(b)	1,226,347	271,637
Ozak Gayrimenkul Yatirim Ortakligi(b)	207,058	102,209
Torunlar Gayrimenkul Yatirim Ortakligi AS(b)	314,523	132,455
		1,698,026
United Kingdom — 5.4%
Assura PLC	5,766,948	6,259,904
Big Yellow Group PLC	341,064	6,883,631
BMO Commercial Property Trust Ltd.	1,107,095	1,438,985
BMO Real Estate Investments Ltd.	546,815	565,495
British Land Co. PLC (The)	1,948,660	13,796,381
Capital & Counties Properties PLC(b)	1,545,814	3,666,081
Civitas Social Housing PLC	1,308,656	2,151,982
Custodian REIT PLC	855,327	1,246,479
Derwent London PLC	212,391	10,709,247
Empiric Student Property PLC(b)	1,233,245	1,659,357
GCP Student Living PLC	957,206	2,814,044
Great Portland Estates PLC	560,433	5,931,377
Hammerson PLC	7,921,922	4,063,940
Impact Healthcare REIT PLC	534,517	882,564
Land Securities Group PLC	1,501,648	14,779,785
LondonMetric Property PLC	1,858,887	6,421,848
LXI REIT PLC	1,276,154	2,554,644
NewRiver REIT PLC	359,292	418,011
Picton Property Income Ltd. (The)	1,150,713	1,473,132
Primary Health Properties PLC	2,874,376	6,538,887
PRS REIT PLC (The)	976,320	1,418,155
Regional REIT Ltd.(c)	824,044	1,012,640
Safestore Holdings PLC	432,782	6,352,551
Schroder REIT Ltd.	1,101,789	751,960
Segro PLC	2,517,577	42,557,722
Shaftesbury PLC	588,004	4,819,934
Standard Life Investment Property Income Trust Ltd.	898,275	889,005
Target Healthcare REIT PLC	1,077,655	1,866,435
Triple Point Social Housing REIT PLC(c)	817,896	1,191,446
Tritax Big Box REIT PLC	3,615,214	10,576,520
UK Commercial Property REIT Ltd.	1,547,703	1,744,784

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
UNITE Group PLC (The)	669,172	$10,766,483
Workspace Group PLC.	282,830	3,394,712
		181,598,121
United States — 68.6%
Acadia Realty Trust	175,522	3,756,170
Agree Realty Corp.	140,217	10,537,308
Alexander’s Inc.	4,650	1,296,608
Alexandria Real Estate Equities Inc.	307,843	61,981,110
American Assets Trust Inc.	104,154	3,846,407
American Campus Communities Inc.	288,021	14,490,337
American Finance Trust Inc.	228,189	1,932,761
American Homes 4 Rent, Class A	584,815	24,562,230
Americold Realty Trust	531,204	20,637,275
Apartment Income REIT Corp.	328,748	17,305,295
Apartment Investment & Management Co., Class A	311,358	2,167,052
Apple Hospitality REIT Inc.	441,111	6,594,609
Armada Hoffler Properties Inc.	125,386	1,630,018
AvalonBay Communities Inc.	293,403	66,846,006
Boston Properties Inc.	328,534	38,563,321
Brandywine Realty Trust	376,672	5,258,341
Brixmor Property Group Inc.	622,744	14,335,567
Broadstone Net Lease Inc.	298,053	7,755,339
Camden Property Trust	198,811	29,700,375
CareTrust REIT Inc.	189,623	4,573,707
Centerspace	28,420	2,557,800
Columbia Property Trust Inc.	240,595	4,010,719
Community Healthcare Trust Inc.	48,693	2,426,372
CoreSite Realty Corp.	89,560	12,378,088
Corporate Office Properties Trust	242,158	7,129,132
Cousins Properties Inc.	311,834	12,386,046
CubeSmart	422,528	20,982,740
CyrusOne Inc.	257,652	18,362,858
DiamondRock Hospitality Co.(b)	419,856	3,614,960
Digital Realty Trust Inc.	590,773	91,073,566
DigitalBridge Group Inc.(b)	1,000,617	6,964,294
Diversified Healthcare Trust	414,054	1,614,811
Douglas Emmett Inc.	349,950	11,688,330
Duke Realty Corp.	787,698	40,078,074
Easterly Government Properties Inc.	178,251	4,046,298
EastGroup Properties Inc.	82,916	14,611,458
Empire State Realty Trust Inc., Class A	300,363	3,433,149
EPR Properties	155,313	7,812,244
Equinix Inc.	94,112	77,210,426
Equity Commonwealth	251,774	6,619,138
Equity LifeStyle Properties Inc.	365,627	30,639,543
Equity Residential	775,718	65,261,155
Essential Properties Realty Trust Inc.	244,977	7,300,315
Essex Property Trust Inc.	136,376	44,744,966
Extra Space Storage Inc.	275,987	48,060,376
Federal Realty Investment Trust	162,374	19,083,816
First Industrial Realty Trust Inc.	270,062	14,793,996
Four Corners Property Trust Inc.	158,337	4,545,855
Franklin Street Properties Corp.	228,462	1,192,572
Gaming and Leisure Properties Inc.	463,851	21,958,706
Getty Realty Corp.	83,107	2,625,350
Global Net Lease Inc.	201,630	3,724,106
Healthcare Realty Trust Inc.	295,545	9,421,975
Healthcare Trust of America Inc., Class A	457,778	13,087,873
Healthpeak Properties Inc.	1,134,497	41,942,354
Highwoods Properties Inc.	216,229	10,311,961
Security	Shares	Value

United States (continued)
Host Hotels & Resorts Inc.(b)	1,471,254	$23,437,076
Hudson Pacific Properties Inc.	308,910	8,420,887
Independence Realty Trust Inc.	214,348	4,132,629
Industrial Logistics Properties Trust	135,501	3,672,077
Innovative Industrial Properties Inc.	49,470	10,635,555
Invitation Homes Inc.	1,194,719	48,601,169
JBG SMITH Properties	266,603	8,699,256
Kilroy Realty Corp.	244,222	16,917,258
Kimco Realty Corp.	868,535	18,525,852
Kite Realty Group Trust	173,942	3,506,671
Lexington Realty Trust	574,240	7,551,256
Life Storage Inc.	161,448	18,947,537
LTC Properties Inc.	81,190	3,073,042
Macerich Co. (The)	414,817	6,761,517
Mack-Cali Realty Corp.	190,346	3,426,228
Medical Properties Trust Inc.	1,219,300	25,641,879
Mid-America Apartment Communities Inc.	239,589	46,264,636
Monmouth Real Estate Investment Corp.	198,678	3,782,829
National Health Investors Inc.	94,636	6,457,014
National Retail Properties Inc.	367,492	17,959,334
National Storage Affiliates Trust	163,555	8,859,774
NexPoint Residential Trust Inc.	47,871	2,821,995
Office Properties Income Trust	104,938	3,041,103
Omega Healthcare Investors Inc.	494,610	17,944,451
Paramount Group Inc.	391,894	3,824,885
Park Hotels & Resorts Inc.(b)	492,824	9,117,244
Pebblebrook Hotel Trust	273,522	6,151,510
Physicians Realty Trust	453,265	8,589,372
Piedmont Office Realty Trust Inc., Class A	268,348	5,103,979
Prologis Inc.	1,552,707	198,808,604
PS Business Parks Inc.	42,047	6,461,362
Public Storage	317,375	99,173,340
QTS Realty Trust Inc., Class A	143,318	11,137,242
Realty Income Corp.	786,523	55,284,702
Regency Centers Corp.	355,306	23,240,565
Retail Opportunity Investments Corp.	251,429	4,442,750
Retail Properties of America Inc., Class A	450,302	5,678,308
Rexford Industrial Realty Inc.	282,345	17,369,864
RLJ Lodging Trust	343,346	4,927,015
RPT Realty	168,153	2,142,269
Ryman Hospitality Properties Inc.(b)	112,426	8,623,074
Sabra Health Care REIT Inc.	450,783	8,380,056
Safehold Inc.(a)	37,295	3,368,484
Service Properties Trust	339,929	3,783,410
Simon Property Group Inc.	686,551	86,862,433
SITE Centers Corp.	364,582	5,782,271
SL Green Realty Corp.	147,585	10,989,179
Spirit Realty Capital Inc.	240,603	12,083,083
STAG Industrial Inc.	335,632	13,868,314
STORE Capital Corp.	513,954	18,599,995
Summit Hotel Properties Inc.(b)	216,345	1,949,268
Sun Communities Inc.	232,579	45,611,068
Sunstone Hotel Investors Inc.(b)	452,725	5,224,447
Tanger Factory Outlet Centers Inc.	207,349	3,560,182
Terreno Realty Corp.	142,992	9,774,933
UDR Inc.	621,429	34,172,381
Universal Health Realty Income Trust	26,756	1,598,671
Urban Edge Properties	244,131	4,638,489
Ventas Inc.	788,891	47,159,904
VEREIT Inc.	481,520	23,580,034

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
VICI Properties Inc.	1,130,188	$35,250,564
Vornado Realty Trust	369,136	16,057,416
Washington REIT	177,629	4,314,608
Weingarten Realty Investors	250,766	8,072,158
Welltower Inc.	879,198	76,367,138
WP Carey Inc.	371,327	29,962,376
Xenia Hotels & Resorts Inc.(b)	242,796	4,292,633
		2,329,925,863
Total Common Stocks — 99.4%
(Cost: $2,890,077,417)		3,377,332,883

Preferred Stocks

Bermuda — 0.0%
Brookfield Property Partners LP, 6.25%(b)	4,436	110,678

Total Preferred Stocks — 0.0%
(Cost: $109,587)		110,678

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.06%(d)(e)(f)	5,809,365	5,812,270
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	7,010,000	$7,010,000
		12,822,270
Total Short-Term Investments — 0.4%
(Cost: $12,815,005)		12,822,270

Total Investments in Securities — 99.8%
(Cost: $2,903,002,009)		3,390,265,831

Other Assets, Less Liabilities — 0.2%		6,336,347

Net Assets — 100.0%		$3,396,602,178

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,189,362	$—		$(3,377,783	)(a)	$463	$228	$5,812,270	5,809,365	$21,758	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,480,000	530,000	(a)	—		—	—	7,010,000	7,010,000	94		—
						$463	$228	$12,822,270		$21,852		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	11	09/16/21	$1,476	$15,371
Dow Jones U.S. Real Estate Index	283	09/17/21	11,745	390,709
				$406,080

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,570,296,721	$807,036,162	$—	$3,377,332,883
Preferred Stocks	110,678	—	—	110,678
Money Market Funds	12,822,270	—	—	12,822,270
	$2,583,229,669	$807,036,162	$—	$3,390,265,831
Derivative financial instruments(a)
Assets
Futures Contracts	$390,709	$15,371	$—	$406,080

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust